CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassification out of AOCI (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments	[1]									$ (948)	$ (682)	$ (570)
Income from continuing operations before income taxes		$ (5,100)	$ (5,620)	$ (5,770)	$ (4,987)	$ (4,808)	$ (6,187)	$ (6,894)	$ (6,937)
Tax effect		1,509	1,733	1,723	1,479	1,403	1,881	2,036	2,120	6,444	7,440	7,197
Income from continuing operations		$ (3,591)	$ (3,887)	$ (4,047)	$ (3,508)	$ (3,405)	$ (4,306)	$ (4,858)	$ (4,817)	(15,033)	(17,386)	(7,504)
(Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										(180)	155	542
Tax effect										61	(63)	(208)
Income from continuing operations										(119)	92	334
(Gain) loss reclassified from AOCI | Realized gains (losses) on investment securities
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments										(948)	(682)	(570)
OTTI gross impairment losses										288	265	424
Income from continuing operations before income taxes										(660)	(417)	(146)
Tax effect										238	148	53
Income from continuing operations										(422)	(269)	(93)
(Gain) loss reclassified from AOCI | Debt valuation adjustment (DVA)
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments										(3)	0	0
Income from continuing operations before income taxes										(3)	0	0
Tax effect										1	0	0
Income from continuing operations										(2)	0	0
(Gain) loss reclassified from AOCI | Cash flow hedges
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										233	332	409
Tax effect										(88)	(123)	(158)
Income from continuing operations										145	209	251
(Gain) loss reclassified from AOCI | Cash flow hedges | Interest rate
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										140	186	260
(Gain) loss reclassified from AOCI | Cash flow hedges | Foreign exchange contracts
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										93	146	149
(Gain) loss reclassified from AOCI | Pension liability adjustments
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Amortization of unrecognized prior service cost (benefit)										(40)	(40)	(40)
Amortization of unrecognized net actuarial loss										272	276	243
Curtailment/settlement impact										18	57	76
Income from continuing operations before income taxes										250	293	279
Tax effect										(90)	(107)	(103)
Income from continuing operations										160	186	176
(Gain) loss reclassified from AOCI | Foreign currency translation adjustment
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes										0	(53)	0
Tax effect										0	19	0
Income from continuing operations										$ 0	$ (34)	$ 0

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.